Earnings Per Share - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended								12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Feb. 12, 2013 Maximum	Oct. 13, 2011 Maximum	Dec. 31, 2013 Accelerated Share Repurchase Agreement Jp Morgan	May 10, 2013 Total Accelerated Share Repurchase Agreement Jp Morgan	Dec. 31, 2013 Total Accelerated Share Repurchase Agreement Jp Morgan	May 10, 2013 Fair Value Accelerated Share Repurchase Agreement Jp Morgan	Dec. 19, 2013 Final Accelerated Share Repurchase Agreement Jp Morgan	Feb. 03, 2014 Subsequent Event Accelerated Share Repurchase Agreement Merrill Lynch tranche	Feb. 03, 2014 Subsequent Event Total Accelerated Share Repurchase Agreement Merrill Lynch	Feb. 03, 2014 Subsequent Event Fair Value Accelerated Share Repurchase Agreement Merrill Lynch	Dec. 31, 2013 Restricted Stock
Earnings Per Share Disclosure [Line Items]
Net income attributable to Albemarle Corporation	$ 155,933,000	$ 90,512,000	$ 82,739,000	$ 83,987,000	$ 37,726,000	$ 109,459,000	$ 50,089,000	$ 114,262,000	$ 413,171,000	$ 311,536,000	$ 392,114,000
Weighted-average common shares outstanding-basic (in shares)	81,226,000	81,385,000	84,028,000	88,719,000	89,018,000	89,327,000	89,414,000	88,997,000	83,839,000	89,189,000	90,522,000
Basic earnings per share (in dollars per share)	$ 1.92	$ 1.11	$ 0.98	$ 0.95	$ 0.42	$ 1.23	$ 0.56	$ 1.28	$ 4.93	$ 3.49	$ 4.33
Incremental shares under stock compensation plans (in shares)									483,000	695,000	1,000,000
Total shares	81,713,000	81,852,000	84,489,000	89,236,000	89,660,000	89,879,000	90,051,000	89,947,000	84,322,000	89,884,000	91,522,000
Diluted earnings per share (in dollars per share)	$ 1.91	$ 1.11	$ 0.98	$ 0.94	$ 0.42	$ 1.22	$ 0.56	$ 1.27	$ 4.90	$ 3.47	$ 4.28
Common stock equivalents not included in computation of diluted earnings per share (in dollars per shares)									468,120
Number of shares containing nonforfeitable rights to dividends																									13,133
Preferred stock, shares authorized (in shares)	15,000,000								15,000,000
Stock repurchase program, number of shares authorized to be repurchased (in shares)															15,000,000	5,000,000						1,500,000
Repurchases of common stock									582,298,000	63,575,000	178,132,000							450,000,000					50,000,000
Repurchase of common stock shares (in shares)																		5,680,921	7,064,932		1,384,011		623,248
Stock repurchased during period																				360,000,000				40,000,000
Forward purchase contract adjustment to fair value (in dollars per share)																	$ 1.01					$ 0.77
Share price (in dollars per share)																						$ 30
Shares repurchased (in shares)												9,198,056	1,092,767	3,000,000
Shares available for repurchase	5,939,594								5,939,594
Stock repurchase amount																						50,000,000
Number of tranches																						2
Share repurchase amount per tranche																						$ 25,000,000